UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22424
Global Macro Absolute Return Advantage Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 42.5%

		Principal
Security		Amount	Value

Brazil — 0.9%

Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	16,790,457	$9,401,828

Total Brazil			$9,401,828

Chile — 3.6%

Government of Chile, 3.00%, 1/1/15(1)	CLP	3,840,505,700	$8,066,851
Government of Chile, 6.00%, 1/1/18	CLP	9,960,000,000	20,956,283
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,471,642

Total Chile			$39,494,776

Georgia — 0.7%

Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,223,000	$742,043
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710,000	2,306,410
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,264,740
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	2,100,000	1,402,540
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,974,478

Total Georgia			$7,690,211

Hungary — 3.5%

National Bank of Hungary, 8.875%, 11/1/13	USD	3,820,000	$3,969,500
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304,000	7,227,264
Republic of Hungary, 4.375%, 7/4/17	EUR	8,864,000	10,252,540
Republic of Hungary, 4.50%, 1/29/14	EUR	11,286,000	14,522,476
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,825,029

Total Hungary			$37,796,809

Mexico — 4.5%

Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$18,831,382
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,838,569
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	13,063,301

Total Mexico			$49,733,252

Philippines — 0.9%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	$10,379,448

Total Philippines			$10,379,448

Romania — 0.9%

Romania Government International Bond, 6.75%, 2/7/22(2)	USD	9,666,000	$10,175,476

Total Romania			$10,175,476

Serbia — 7.4%

Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$33,724,052
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	14,105,819
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,396,953
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,625,847
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400,000	7,464,344
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090,000	13,152,062
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	1,009,303
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200,000	2,990,661
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120,000	993,604
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930,000	1,479,953

Total Serbia			$80,942,598

South Africa — 1.7%

Republic of South Africa, 2.50%, 1/31/17(1)	ZAR	35,666,630	$4,985,404
Republic of South Africa, 2.60%, 3/31/28(1)	ZAR	29,115,129	3,931,657
Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	60,049,751	8,373,987
Republic of South Africa, 5.50%, 12/7/23(1)	ZAR	5,288,287	932,025

Total South Africa			$18,223,073

Sri Lanka — 1.0%

Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	8,040,000	$8,220,900
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	2,460,000	2,515,350

Total Sri Lanka			$10,736,250

Turkey — 13.3%

Republic of Turkey, 7.00%, 9/26/16	USD	17,500,000	$19,928,125
Turkey Government Bond, 0.00%, 8/8/12	TRY	4,943,000	2,748,744
Turkey Government Bond, 0.00%, 11/7/12	TRY	110,162,900	59,757,375
Turkey Government Bond, 0.00%, 2/20/13	TRY	29,300,000	15,498,428
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	52,296,911	28,899,161
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	12,477,412	7,417,178
Turkey Government Bond, 8.00%, 10/9/13	TRY	18,900,000	10,584,000

Total Turkey			$144,833,011

Venezuela — 4.1%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$20,327,760
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	4,106,407

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Venezuela (continued)

Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	20,667,000	$20,563,665

Total Venezuela			$44,997,832

Total Foreign Government Bonds
(identified cost $455,076,628)			$464,404,564

Collateralized Mortgage Obligations — 2.9%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only) Class SH, 6.86%, 3/15/34(4)(5)		$8,577,118	$1,691,401
Series 3871, (Interest Only) Class MS, 6.96%, 6/15/41(4)(5)		10,695,371	2,103,121

			$3,794,522

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.261%, 10/25/35(4)(5)		$25,523,736	$4,206,250
Series 2006-72, (Interest Only), Class GI, 6.341%, 8/25/36(4)(5)		45,064,306	7,010,634
Series 2007-36, (Interest Only), Class SG, 6.361%, 4/25/37(4)(5)		18,695,984	3,188,674
Series 2010-109, (Interest Only), Class PS, 6.361%, 10/25/40(4)(5)		29,984,099	4,093,628
Series 2010-147, (Interest Only), Class KS, 5.711%, 1/25/41(4)(5)		18,438,723	2,739,906
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)		28,107,302	4,599,610
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)		15,083,259	1,515,871

			$27,354,573

Total Collateralized Mortgage Obligations
(identified cost $29,492,344)			$31,149,095

Precious Metals — 3.2%

Description		Troy Ounces	Value

Gold(6)		4,800	$7,997,075
Platinum(6)		17,693	27,729,398

Total Precious Metals
(identified cost $39,419,033)			$35,726,473

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Australian Dollar Put Option	AUD	18,970	AUD	1.00	8/8/12	$222,464
Australian Dollar Put Option	AUD	5,990	AUD	1.00	8/8/12	70,245
Australian Dollar Put Option	AUD	5,990	AUD	1.00	8/8/12	70,246
Australian Dollar Put Option	AUD	26,550	AUD	1.00	8/8/12	311,356

Total Currency Options Purchased
(identified cost $1,319,402)						$674,311

Interest Rate Swaptions — 0.1%

			Expiration		Notional
Description	Counterparty		Date		Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%		Deutsche Bank		8/26/14	$24,000,000	$620,424

Total Interest Rate Swaptions
(identified cost $1,495,200)						$620,424

Put Options Purchased — 0.0%(7)

	Number of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

KOSPI 200 Index		27,745,000	KRW	200	10/11/12	$26,623
KOSPI 200 Index		66,800,000	KRW	200	12/13/12	112,860

Total Put Options Purchased
(identified cost $1,083,100)						$139,483

Short-Term Investments — 56.2%

Foreign Government Securities — 34.3%

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia — 4.7%

Croatia Treasury Bill, 0.00%, 5/10/12	EUR	973	$1,286,948
Croatia Treasury Bill, 0.00%, 5/17/12	EUR	1,885	2,491,735
Croatia Treasury Bill, 0.00%, 5/31/12	EUR	3,906	5,158,053
Croatia Treasury Bill, 0.00%, 6/7/12	EUR	4,200	5,542,335

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia (continued)

Croatia Treasury Bill, 0.00%, 6/14/12	EUR	6,862	$9,048,670
Croatia Treasury Bill, 0.00%, 6/28/12	EUR	2,055	2,705,855
Croatia Treasury Bill, 0.00%, 7/5/12	EUR	2,070	2,723,523
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	632	821,037
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	1,885	2,446,771
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	982	1,273,585
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	2,515	3,259,021
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	1,910	2,458,109
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	839	1,078,670
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	973	1,248,920
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	1,989	2,547,792
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	1,716	2,193,331
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	2,215	2,827,265
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	2,000	2,556,251

Total Croatia			$51,667,871

Georgia — 2.2%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100	$3,105,785
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	3,300	3,315,264
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	1,928	1,939,325
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	1,606	1,625,396
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	8,920	9,057,745
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	3,400	2,075,709
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	1,435	857,315
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	3,180	1,829,781

Total Georgia			$23,806,320

Hong Kong — 2.2%

Hong Kong Treasury Bill, 0.00%, 6/20/12	HKD	35,000	$4,510,632
Hong Kong Treasury Bill, 0.00%, 7/5/12	HKD	43,500	5,605,691
Hong Kong Treasury Bill, 0.00%, 7/11/12	HKD	93,500	12,048,584
Hong Kong Treasury Bill, 0.00%, 7/18/12	HKD	15,000	1,932,887

Total Hong Kong			$24,097,794

Malaysia — 10.0%

Bank Negara Monetary Note, 0.00%, 6/26/12	MYR	205,660	$67,694,068
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	96,791	31,768,679
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	30,877	10,128,770

Total Malaysia			$109,591,517

Nigeria — 4.0%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	665,000	$3,981,505
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	1,588,000	9,449,887
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	303,000	1,771,727
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	778,830	4,454,749
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	1,787,900	10,100,300
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	1,573,326	8,831,123
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	962,797	5,350,116

Total Nigeria			$43,939,407

Philippines — 2.2%

Philippine Treasury Bill, 0.00%, 5/2/12	PHP	103,300	$2,446,568
Philippine Treasury Bill, 0.00%, 5/9/12	PHP	27,380	648,229
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	23,350	552,578
Philippine Treasury Bill, 0.00%, 6/6/12	PHP	242,230	5,726,183
Philippine Treasury Bill, 0.00%, 7/11/12	PHP	50,640	1,194,548
Philippine Treasury Bill, 0.00%, 8/1/12	PHP	103,750	2,443,556
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	461,070	10,846,483

Total Philippines			$23,858,145

Romania — 1.6%

Romania Treasury Bill, 0.00%, 6/20/12	RON	16,140	$4,785,617
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,840	4,388,464
Romania Treasury Bill, 0.00%, 8/16/12	RON	9,840	2,896,744
Romania Treasury Bill, 0.00%, 9/5/12	RON	18,470	5,419,106

Total Romania			$17,489,931

Serbia — 3.5%

Serbia Treasury Bill, 0.00%, 6/7/12	RSD	213,200	$2,493,246
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	608,760	7,054,976
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	88,910	999,596
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	83,740	934,053
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	19,080	206,920
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,048,000	22,023,262
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	225,310	2,391,026
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	190,060	2,004,764

Total Serbia			$38,107,843

Slovakia — 2.0%

Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	16,100	$21,279,608

Total Slovakia			$21,279,608

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

South Korea — 1.7%

Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	2,161,180	$1,911,289
Korea Monetary Stabilization Bond, 0.00%, 5/15/12	KRW	7,654,730	6,765,024
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	8,751,670	7,729,811
Korea Monetary Stabilization Bond, 0.00%, 5/29/12	KRW	1,926,880	1,700,709

Total South Korea			$18,106,833

Sri Lanka — 0.2%

Sri Lanka Government International Bond, 8.25%, 10/24/12(3)	USD	2,550	$2,613,750

Total Sri Lanka			$2,613,750

Total Foreign Government Securities
(identified cost $377,266,227)			$374,559,019

U.S. Treasury Obligations — 1.6%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/24/12(8)		$17,000	$16,999,320
U.S. Treasury Bill, 0.00%, 7/26/12		1,000	999,785

Total U.S. Treasury Obligations
(identified cost $17,999,257)			$17,999,105

Repurchase Agreements — 9.9%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/3/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 14,076,546, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $18,650,301.	EUR	14,075	$18,631,731
Citibank NA:
Dated 4/19/12 with a maturity date of 5/24/12, an interest rate of 0.05% and repurchase proceeds of EUR 15,964,265, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $21,411,542.	EUR	15,964	21,131,023
Dated 4/27/12 with a maturity date of 5/9/12, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 20,645,049, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $27,430,249.	EUR	20,645	27,328,389
Nomura International PLC:
Dated 4/27/12 with a maturity date of 5/9/12, an interest rate of 0.00% and repurchase proceeds of EUR 26,856,426, collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $35,673,507.	EUR	26,856	35,549,860
Dated 4/27/12 with a maturity date of 5/9/12, an interest rate of 0.08% and repurchase proceeds of EUR 3,959,518, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,277,170.	EUR	3,959	5,241,134

Total Repurchase Agreements
(identified cost $107,717,383)			$107,882,137

Other — 10.4%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(9)		$112,979	$112,979,101

Total Other
(identified cost $112,979,101)			$112,979,101

Total Short-Term Investments
(identified cost $615,961,968)			$613,419,362

Total Investments — 105.0%
(identified cost $1,143,847,675)			$1,146,133,712

Other Assets, Less Liabilities — (5.0)%			$(54,985,429)

Net Assets — 100.0%			$1,091,148,283

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

AUD	- Australian Dollar
BRL	- Brazilian Real
CLP	- Chilean Peso
EUR	- Euro
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
TRY	- New Turkish Lira
USD	- United States Dollar
ZAR	- South African Rand

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $18,396,376 or 1.7% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2012.

(6)	Non-income producing.

(7)	Amount is less than 0.05%.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Securities Sold Short — (9.7)%
Foreign Government Bonds — (9.7)%

		Principal
		Amount
Security		(000’s omitted)	Value

Belgium — (1.9)%

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(20,976,487)

Total Belgium			$(20,976,487)

France — (7.3)%

Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(18,328,969)

Government of France, 4.00%, 10/25/38	EUR	(44,492)	(61,906,566)

Total France			$(80,235,535)

Spain — (0.5)%

Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,096,829)

Total Spain			$(5,096,829)

Total Foreign Government Bonds
(proceeds $107,220,745)			$(106,308,851)

Total Securities Sold Short
(proceeds $107,220,745)			$(106,308,851)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $991,449,541)	$997,428,138
Affiliated investment, at value (identified cost, $112,979,101)	112,979,101
Precious metals, at value (identified cost, $39,419,033)	35,726,473

Total Investments, at value (identified cost, $1,143,847,675)	$1,146,133,712

Cash	$1,880,036
Restricted cash*	390,000
Foreign currency — Yuan Renminbi, at value (identified cost, $14,889,895)	14,886,350
Foreign currency — other, at value (identified cost, $1,255,625)	1,254,247
Interest receivable	6,099,761
Interest receivable from affiliated investment	4,997
Receivable for investments sold	85,873,237
Receivable for open forward commodity contracts	355,956
Receivable for open forward foreign currency exchange contracts	4,139,998
Receivable for closed forward foreign currency exchange contracts	743,478
Receivable for open swap contracts	7,727,857
Premium paid on open swap contracts	21,646,435

Total assets	$1,291,136,064

Liabilities

Payable for investments purchased	$70,659,791
Payable for variation margin on open futures contracts	135,046
Payable for open forward commodity contracts	177,801
Payable for open forward foreign currency exchange contracts	9,741,610
Payable for closed forward foreign currency exchange contracts	973,576
Payable for open swap contracts	7,294,511
Premium received on open swap contracts	1,266,873
Payable for securities sold short, at value (proceeds, $107,220,745)	106,308,851
Payable to affiliates:
Investment adviser fee	868,488
Trustees’ fees	3,518
Interest payable	2,171,247
Accrued expenses	386,469

Total liabilities	$199,987,781

Net Assets applicable to investors’ interest in Portfolio	$1,091,148,283

Sources of Net Assets

Investors’ capital	$1,096,150,617
Net unrealized depreciation	(5,002,334)

Total	$1,091,148,283

*	Represents restricted cash on deposit at the broker for open futures contracts.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $118,219)	$30,072,834
Interest allocated from affiliated investment	32,942
Expenses allocated from affiliated investment	(5,241)

Total investment income	$30,100,535

Expenses

Investment adviser fee	$5,151,257
Trustees’ fees and expenses	22,157
Custodian fee	760,773
Legal and accounting services	96,264
Interest expense and fees	17,736
Interest expense on securities sold short	2,305,953
Miscellaneous	30,248

Total expenses	$8,384,388

Deduct —
Reduction of custodian fee	$294

Total expense reductions	$294

Net expenses	$8,384,094

Net investment income	$21,716,441

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including a gain of $65,246 from precious metals)	$(21,805,413)
Investment transactions allocated from affiliated investment	888
Securities sold short	3,313,651
Futures contracts	5,893,245
Swap contracts	(4,100,696)
Forward commodity contracts	(592,100)
Foreign currency and forward foreign currency exchange contract transactions	25,439,115

Net realized gain	$8,148,690

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $492,719 from precious metals)	$18,529,375
Securities sold short	(1,214,588)
Futures contracts	(5,222,518)
Swap contracts	89,355
Forward commodity contracts	1,216,280
Foreign currency and forward foreign currency exchange contracts	(17,706,221)

Net change in unrealized appreciation (depreciation)	$(4,308,317)

Net realized and unrealized gain	$3,840,373

Net increase in net assets from operations	$25,556,814

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$21,716,441	$16,209,447
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	8,148,690	(14,676,966)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(4,308,317)	(1,796,351)

Net increase (decrease) in net assets from operations	$25,556,814	$(263,870)

Capital transactions —
Contributions	$176,912,710	$961,628,976
Withdrawals	(177,064,506)	(78,026,445)

Net increase (decrease) in net assets from capital transactions	$(151,796)	$883,602,531

Net increase in net assets	$25,405,018	$883,338,661

Net Assets

At beginning of period	$1,065,743,265	$182,404,604

At end of period	$1,091,148,283	$1,065,743,265

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Supplementary Data

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
Ratios/Supplemental Data	(Unaudited)		October 31, 2011		October 31, 2010(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	1.58	%(3)(4)	1.42	%(4)	1.47	%(3)
Net investment income	4.10	%(3)	2.10%		1.30	%(3)
Portfolio Turnover	36	%(5)	50%		7	%(5)

Total Return	2.54	%(5)	0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,091,148		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Includes interest expense primarily on securities sold short of 0.44% and 0.25% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 72.2%, 16.7%, 6.2%, 3.5% and 1.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $42,039,808 or 3.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodity futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodity futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

K Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

M Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

O Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

P Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

R Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $5,151,257 or 0.97% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$354,480,174	$159,462,445
U.S. Government Securities	31,638,113	0

	$386,118,287	$159,462,445

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,145,966,136

Gross unrealized appreciation	$22,756,259
Gross unrealized depreciation	(22,588,683)

Net unrealized appreciation	$167,576

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/27/12	Gold 3,726 Troy Ounces	United States Dollar 6,200,655	Citibank NA	$(12,801)
6/27/12	Gold 4,661 Troy Ounces	United States Dollar 7,606,197	Citibank NA	(165,000)
6/27/12	Gold 3,113 Troy Ounces	United States Dollar 5,546,918	Merrill Lynch International	355,956

				$178,155

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/7/12	Euro 32,431,710	United States Dollar 43,252,712	Bank of America	$322,199
5/7/12	New Taiwan Dollar 658,016,000	United States Dollar 22,292,025	Barclays Bank PLC	(249,572)
5/7/12	New Taiwan Dollar 305,690,000	United States Dollar 10,401,157	Nomura International PLC	(70,839)
5/9/12	South African Rand 369,490,406	United States Dollar 47,078,197	Barclays Bank PLC	(413,017)

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/10/12	Euro 973,000	United States Dollar 1,290,213	Standard Chartered Bank	$2,218
5/10/12	South African Rand 47,158,980	New Turkish Lira 10,803,353	Barclays Bank PLC	80,161
5/14/12	Euro 30,403,000	United States Dollar 39,791,902	Deutsche Bank	(454,231)
5/14/12	Euro 42,900,000	United States Dollar 56,109,768	Goldman Sachs International	(679,335)
5/17/12	Euro 1,885,000	United States Dollar 2,477,418	Standard Chartered Bank	(17,889)
5/18/12	Euro 43,083,710	United States Dollar 56,504,286	Australia and New Zealand Banking Group Limited	(528,866)
5/18/12	Euro 43,083,710	United States Dollar 56,499,977	Bank of America	(533,175)
5/18/12	Euro 43,083,710	United States Dollar 56,512,902	Goldman Sachs International	(520,250)
5/23/12	British Pound Sterling 1,122,392	United States Dollar 1,797,877	Goldman Sachs International	(23,417)
5/29/12	Euro 9,680,000	United States Dollar 12,769,082	Goldman Sachs International	(45,596)
5/29/12	South African Rand 23,955,858	United States Dollar 3,109,737	Goldman Sachs International	39,640
5/31/12	Euro 3,906,000	United States Dollar 5,220,506	Standard Chartered Bank	49,585
5/31/12	Swiss Franc 39,780,000	Euro 33,114,126	Australia and New Zealand Banking Group Limited	(2,753)
6/4/12	New Taiwan Dollar 336,752,000	United States Dollar 11,401,794	Australia and New Zealand Banking Group Limited	(182,382)
6/4/12	New Taiwan Dollar 304,914,000	United States Dollar 10,323,819	Barclays Bank PLC	(165,139)
6/4/12	New Taiwan Dollar 270,541,000	United States Dollar 9,159,083	Citibank NA	(147,453)
6/4/12	New Taiwan Dollar 302,376,000	United States Dollar 10,236,847	JPMorgan Chase Bank	(164,804)
6/7/12	Euro 4,200,000	United States Dollar 5,511,030	State Street Bank and Trust Co.	(49,279)
6/7/12	South African Rand 27,635,352	United States Dollar 3,601,871	Nomura International PLC	64,871
6/8/12	Croatian Kuna 32,746,650	Euro 4,253,917	Citibank NA	(146,771)
6/14/12	Euro 6,862,000	United States Dollar 8,947,156	Goldman Sachs International	(137,694)
6/15/12	South African Rand 51,013,507	United States Dollar 6,664,940	Deutsche Bank	143,422
6/19/12	Croatian Kuna 14,169,300	Euro 1,858,513	Citibank NA	(38,621)

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/19/12	New Taiwan Dollar 312,826,000	United States Dollar 10,605,529	Australia and New Zealand Banking Group Limited	$(164,222)
6/19/12	New Taiwan Dollar 156,670,000	United States Dollar 5,310,667	Citibank NA	(83,056)
6/19/12	New Taiwan Dollar 129,281,000	United States Dollar 4,382,555	Credit Suisse International	(68,239)
6/22/12	South African Rand 21,285,115	United States Dollar 2,783,991	Goldman Sachs International	65,694
6/25/12	New Taiwan Dollar 149,465,000	United States Dollar 5,073,317	JPMorgan Chase Bank	(74,008)
6/25/12	New Taiwan Dollar 157,326,000	United States Dollar 5,339,238	Nomura International PLC	(78,806)
6/25/12	New Taiwan Dollar 145,869,000	United States Dollar 4,951,258	Standard Chartered Bank	(72,227)
6/28/12	Euro 2,055,000	United States Dollar 2,735,904	Goldman Sachs International	14,997
7/5/12	Euro 2,070,000	United States Dollar 2,743,930	Goldman Sachs International	3,038
7/11/12	Euro 16,100,000	United States Dollar 21,676,235	Deutsche Bank	357,129
7/13/12	Japanese Yen 3,582,000,000	United States Dollar 44,351,718	Goldman Sachs International	(543,322)
7/30/12	Russian Ruble 65,155,000	United States Dollar 2,063,500	Citibank NA	(125,701)
7/30/12	Russian Ruble 115,865,000	United States Dollar 3,669,517	Credit Suisse International	(223,534)
7/30/12	Russian Ruble 143,980,000	United States Dollar 4,560,263	Nomura International PLC	(277,448)
8/2/12	Brazilian Real 8,459,000	United States Dollar 4,411,243	Barclays Bank PLC	48,685
8/2/12	Brazilian Real 9,498,000	United States Dollar 4,953,066	State Street Bank and Trust Co.	54,665
10/9/12	Croatian Kuna 10,430,340	Euro 1,350,206	Credit Suisse International	(37,304)
10/23/12	Croatian Kuna 24,042,000	Euro 3,097,398	Barclays Bank PLC	(100,887)
10/29/12	Russian Ruble 122,527,000	United States Dollar 3,826,278	Deutsche Bank	(238,672)
10/29/12	Russian Ruble 141,195,000	United States Dollar 4,408,211	HSBC Bank USA	(276,068)
10/29/12	Russian Ruble 61,278,000	United States Dollar 1,913,144	Standard Chartered Bank	(119,812)
11/7/12	New Turkish Lira 21,000,000	United States Dollar 10,649,087	Barclays Bank PLC	(844,985)
11/8/12	Euro 632,000	United States Dollar 871,577	JPMorgan Chase Bank	33,673

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/15/12	Euro 1,885,000	United States Dollar 2,558,284	Goldman Sachs International	$58,904
11/23/12	Euro 982,000	United States Dollar 1,334,450	Credit Suisse International	32,235
11/29/12	Euro 2,515,000	United States Dollar 3,374,627	Standard Chartered Bank	39,237
1/17/13	Croatian Kuna 17,109,338	Euro 2,198,578	Barclays Bank PLC	(56,806)
1/24/13	Euro 1,910,000	United States Dollar 2,492,359	Standard Chartered Bank	(42,726)
1/31/13	Euro 839,000	United States Dollar 1,104,527	State Street Bank and Trust Co.	(9,165)
2/7/13	Euro 973,000	United States Dollar 1,292,694	Standard Chartered Bank	1,000
2/28/13	Euro 1,989,000	United States Dollar 2,663,917	Standard Chartered Bank	22,649
3/14/13	Euro 1,716,000	United States Dollar 2,241,645	Goldman Sachs International	(37,555)
3/28/13	Euro 2,215,000	United States Dollar 2,954,256	Goldman Sachs International	11,690
4/4/13	Euro 2,000,000	United States Dollar 2,656,040	Goldman Sachs International	(1,173)

				$(6,601,107)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/7/12	Serbian Dollar 26,128,310	United States Dollar 307,863	Citibank NA	$952
5/9/12	Romanian Leu 11,862,829	Euro 2,687,973	Goldman Sachs International	(21,261)
5/9/12	New Turkish Lira 626,602	United States Dollar 354,296	Deutsche Bank	1,946
5/9/12	Philippine Peso 381,570,000	United States Dollar 9,003,964	Credit Suisse International	33,896
5/9/12	Yuan Renminbi 15,060,000	United States Dollar 2,395,000	Australia and New Zealand Banking Group Limited	(7,522)
5/11/12	Polish Zloty 99,078,147	Euro 23,660,453	Standard Chartered Bank	76,291
5/14/12	Indian Rupee 602,724,000	United States Dollar 11,666,567	Australia and New Zealand Banking Group Limited	(253,129)
5/14/12	Indian Rupee 136,500,000	United States Dollar 2,661,166	Barclays Bank PLC	(76,344)

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/14/12	Indian Rupee 150,870,000	United States Dollar 2,940,747	Credit Suisse International	$(83,808)
5/14/12	Indian Rupee 136,110,000	United States Dollar 2,655,287	HSBC Bank USA	(77,850)
5/14/12	Philippine Peso 381,168,000	United States Dollar 8,915,793	Barclays Bank PLC	112,712
5/14/12	Philippine Peso 256,000,000	United States Dollar 5,963,196	BNP Paribas SA	100,528
5/14/12	Philippine Peso 255,000,000	United States Dollar 5,941,286	JPMorgan Chase Bank	98,751
5/14/12	Singapore Dollar 59,705,000	United States Dollar 47,408,625	Standard Chartered Bank	838,376
5/14/12	Yuan Renminbi 134,347,125	United States Dollar 21,311,409	Deutsche Bank	(922)
5/14/12	Yuan Renminbi 109,920,375	United States Dollar 17,433,842	Goldman Sachs International	2,011
5/15/12	Philippine Peso 107,740,000	United States Dollar 2,522,890	Deutsche Bank	29,095
5/16/12	Philippine Peso 226,555,000	United States Dollar 5,311,958	Australia and New Zealand Banking Group Limited	54,359
5/16/12	Philippine Peso 226,555,000	United States Dollar 5,311,958	Barclays Bank PLC	54,359
5/23/12	Croatian Kuna 13,459,905	Euro 1,790,000	Barclays Bank PLC	6,298
5/23/12	Croatian Kuna 10,341,860	Euro 1,375,430	Citibank NA	4,718
5/23/12	Croatian Kuna 11,205,396	Euro 1,490,000	Credit Suisse International	5,479
5/29/12	South Korean Won 8,924,479,000	United States Dollar 7,803,164	Australia and New Zealand Banking Group Limited	80,270
5/29/12	South Korean Won 8,714,805,000	United States Dollar 7,619,169	HSBC Bank USA	79,051
5/29/12	Yuan Renminbi 18,601,000	United States Dollar 2,947,720	BNP Paribas SA	4,685
5/31/12	Norwegian Krone 120,313,315	Euro 15,716,342	Barclays Bank PLC	194,551
5/31/12	Norwegian Krone 10,000,000	Euro 1,320,532	JPMorgan Chase Bank	(2,691)
5/31/12	Norwegian Krone 120,313,315	Euro 15,728,670	Standard Chartered Bank	178,231
5/31/12	Indian Rupee 643,738,000	United States Dollar 12,411,202	Barclays Bank PLC	(259,613)
5/31/12	Indian Rupee 552,594,000	United States Dollar 10,653,955	HSBC Bank USA	(222,856)
5/31/12	Indian Rupee 617,595,000	United States Dollar 11,904,872	Nomura International PLC	(246,775)

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/8/12	Croatian Kuna 32,746,650	Euro 4,346,227	Credit Suisse International	$24,561
6/11/12	Mexican Peso 196,106,000	United States Dollar 15,295,687	Standard Chartered Bank	(296,189)
6/11/12	South Korean Won 9,541,741,000	United States Dollar 8,389,819	Australia and New Zealand Banking Group Limited	33,136
6/11/12	South Korean Won 8,633,259,000	United States Dollar 7,590,012	BNP Paribas SA	30,982
6/12/12	Yuan Renminbi 134,551,500	United States Dollar 21,247,769	Barclays Bank PLC	67,078
6/18/12	Croatian Kuna 25,480,447	Euro 3,404,642	Deutsche Bank	(13,104)
6/18/12	Yuan Renminbi 70,350,000	United States Dollar 11,142,613	Standard Chartered Bank	18,189
6/19/12	Croatian Kuna 5,263,370	Euro 698,291	Credit Suisse International	3,857
6/19/12	South Korean Won 7,586,513,000	United States Dollar 6,642,890	Barclays Bank PLC	51,889
6/19/12	South Korean Won 7,983,640,000	United States Dollar 6,989,092	Citibank NA	56,136
6/19/12	South Korean Won 7,584,419,000	United States Dollar 6,640,475	Nomura International PLC	52,457
6/25/12	Polish Zloty 47,454,500	Euro 11,232,632	HSBC Bank USA	91,782
6/25/12	Swedish Krona 3,900,000	Euro 437,426	Citibank NA	(143)
6/25/12	Swedish Krona 142,723,890	Euro 16,092,626	Standard Chartered Bank	(117,332)
6/25/12	Philippine Peso 441,060,000	United States Dollar 10,309,596	Australia and New Zealand Banking Group Limited	129,395
6/27/12	South Korean Won 9,842,928,000	United States Dollar 8,599,824	Bank of America	83,294
6/27/12	South Korean Won 7,795,216,000	United States Dollar 6,807,752	JPMorgan Chase Bank	68,940
6/29/12	Yuan Renminbi 44,975,000	United States Dollar 7,119,677	Barclays Bank PLC	10,743
6/29/12	Yuan Renminbi 48,108,600	United States Dollar 7,616,338	Nomura International PLC	10,888
7/2/12	Philippine Peso 96,310,000	United States Dollar 2,275,434	Credit Suisse International	3,284
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citibank NA	(3,061)
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citibank NA	(886)
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(1,569)

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	$(9,756)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	1,136

				$999,495

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

6/12	83 Euro-Bobl	Short	$(13,637,807)	$(13,766,351)	$(128,545)
6/12	92 Euro-Schatz	Short	(13,442,733)	(13,468,916)	(26,183)
6/12	40 Japan 10-Year Bond	Short	(71,347,695)	(71,703,407)	(355,711)
6/12	156 U.S. 5-Year Treasury Note	Short	(19,246,500)	(19,312,312)	(65,812)
6/12	105 U.S. 10-Year Treasury Note	Short	(13,792,734)	(13,889,531)	(96,797)
7/12	424 Platinum	Long	35,840,132	33,324,280	(2,515,852)

					$(3,188,900)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	HUF	787,130	Receives	6-Month HUF BUBOR	7.32%	12/16/16	$(74,987)
Bank of America	HUF	312,000	Pays	6-Month HUF BUBOR	6.99	12/19/16	11,351
Bank of America	HUF	312,000	Receives	6-Month HUF BUBOR	7.29	12/19/16	(27,941)
Bank of America	HUF	260,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	(25,823)
Bank of America	HUF	358,000	Receives	6-Month HUF BUBOR	7.37	12/21/16	(37,580)
Bank of America	HUF	111,400	Receives	6-Month HUF BUBOR	7.32	12/22/16	(10,641)
Bank of America	HUF	233,000	Receives	6-Month HUF BUBOR	7.93	1/10/17	(47,069)
Bank of America	HUF	339,000	Receives	6-Month HUF BUBOR	7.91	1/17/17	(66,292)
Bank of America	ZAR	10,073	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(21,505)
Bank of America	ZAR	20,153	Receives	3-Month ZAR JIBAR	7.18	12/15/15	(67,314)
Bank of America	ZAR	5,063	Receives	3-Month ZAR JIBAR	7.26	11/16/20	4,266
Bank of America	ZAR	10,070	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(5,142)
Bank of America	ZAR	7,680	Receives	3-Month ZAR JIBAR	7.31	11/19/20	3,495

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Citibank NA	ZAR	5,016	Receives	3-Month ZAR JIBAR	7.29%	11/19/20	$3,135
Citibank NA	ZAR	27,635	Receives	3-Month ZAR JIBAR	7.69	1/7/21	(63,984)
Credit Suisse International	HUF	492,670	Pays	6-Month HUF BUBOR	6.93	12/16/16	12,831
Credit Suisse International	HUF	492,670	Receives	6-Month HUF BUBOR	7.32	12/16/16	(46,934)
Credit Suisse International	HUF	120,600	Receives	6-Month HUF BUBOR	7.29	12/22/16	(10,818)
Credit Suisse International	HUF	103,000	Receives	6-Month HUF BUBOR	7.38	12/27/16	(10,882)
Credit Suisse International	HUF	400,000	Receives	6-Month HUF BUBOR	7.92	1/11/17	(79,266)
Credit Suisse International	HUF	514,000	Receives	6-Month HUF BUBOR	7.63	1/16/17	(72,623)
Credit Suisse International	HUF	176,000	Receives	6-Month HUF BUBOR	7.83	1/17/17	(31,691)
Credit Suisse International	HUF	186,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(30,590)
Deutsche Bank	HUF	182,820	Receives	6-Month HUF BUBOR	7.98	1/19/17	(38,199)
Deutsche Bank	ZAR	3,910	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(5,722)
Deutsche Bank	ZAR	6,983	Receives	3-Month ZAR JIBAR	7.26	11/16/20	5,884
Deutsche Bank	ZAR	4,655	Receives	3-Month ZAR JIBAR	7.27	11/19/20	3,701
Deutsche Bank	ZAR	4,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(16,331)
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-Month HUF BUBOR	6.93	12/19/16	41,840
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	(134,961)
JPMorgan Chase Bank	HUF	529,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	(52,767)
JPMorgan Chase Bank	HUF	642,000	Receives	6-Month HUF BUBOR	7.36	12/21/16	(66,533)
JPMorgan Chase Bank	HUF	627,500	Pays	6-Month HUF BUBOR	6.99	12/22/16	23,394
JPMorgan Chase Bank	HUF	627,500	Receives	6-Month HUF BUBOR	7.30	12/22/16	(57,505)
JPMorgan Chase Bank	HUF	616,000	Receives	6-Month HUF BUBOR	7.37	12/27/16	(63,888)
JPMorgan Chase Bank	HUF	227,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(37,334)
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-Month HUF BUBOR	6.94	12/19/16	18,033
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	(56,178)
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-Month HUF BUBOR	7.36	12/20/16	(27,349)
Nomura International PLC	HUF	457,000	Pays	6-Month HUF BUBOR	6.99	12/21/16	17,023
Nomura International PLC	HUF	457,000	Receives	6-Month HUF BUBOR	7.39	12/21/16	(49,748)
Standard Bank	ZAR	16,000	Receives	3-Month ZAR JIBAR	7.87	11/30/20	(67,651)

							$(1,260,295)

HUF - Hungarian Forint
ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current		Upfront
		Notional	Contract			Market		Payments	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)

Argentina	Bank of America	$19,517	5.00	%(1)	6/20/13	4.91%	$132,742	$(62,342)	$70,400
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	4.91	23,639	(26,076)	(2,437)
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	4.91	47,278	(50,646)	(3,368)
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	4.91	22,919	(33,347)	(10,428)
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	4.91	23,589	(35,456)	(11,867)

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
						Current		Upfront
		Notional	Contract			Market		Payments	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)

Argentina	Credit Suisse International	$3,253	5.00	%(1)	6/20/13	4.91%	$22,125	$(10,391)	$11,734
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	4.91	24,158	(18,970)	5,188
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	4.91	23,560	(26,058)	(2,498)
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	4.91	25,083	(27,743)	(2,660)
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	4.91	38,632	(39,730)	(1,098)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	4.91	21,896	(24,204)	(2,308)
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	4.91	23,560	(26,058)	(2,498)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	4.91	23,590	(35,457)	(11,867)
Argentina	Morgan Stanley, Co. International PLC	5,000	5.00	(1)	9/20/13	5.63	(13,398)	(61,422)	(74,820)
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.24	(6,556)	5,223	(1,333)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.24	(23,499)	19,621	(3,878)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.24	(16,795)	15,703	(1,092)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.24	(28,213)	26,157	(2,056)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.18	(23,162)	91,012	67,850
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.24	(35,248)	35,924	676
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.24	(6,556)	6,138	(418)
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.24	(14,733)	12,931	(1,802)
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.29	(88,905)	109,764	20,859
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.29	(80,014)	55,855	(24,159)

							$115,692	$(99,572)	$16,120

Credit Default Swaps — Buy Protection
			Contract				Upfront
		Notional	Annual				Payments	Net Unrealized
		Amount	Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$183,082	$(126,674)	$56,408
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	48,433	(39,182)	9,251
Brazil	Bank of America	533	1.00	(1)	12/20/20	21,212	(16,785)	4,427
Brazil	Bank of America	280	1.00	(1)	12/20/20	11,143	(8,435)	2,708
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	56,910	(47,114)	9,796
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,526,432	(1,436,437)	89,995
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	90,836	(97,029)	(6,193)
Brazil	Citibank NA	270	1.00	(1)	12/20/20	10,745	(8,230)	2,515
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	500,449	(446,180)	54,269

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
			Contract				Upfront
		Notional	Annual				Payments	Net Unrealized
		Amount	Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	HSBC Bank USA	$1,000	1.00	%(1)	6/20/21	$43,612	$(39,634)	$3,978
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	90,836	(82,075)	8,761
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	11,143	(8,534)	2,609
China	Bank of America	6,100	1.00	(1)	3/20/17	15,777	(178,030)	(162,253)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	26,060	(267,612)	(241,552)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	9,569	(93,393)	(83,824)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	11,121	(108,537)	(97,416)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	128,175	(164,442)	(36,267)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	98,273	(123,857)	(25,584)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	282,330	(347,865)	(65,535)
Colombia	Morgan Stanley, Co. International PLC	4,470	1.00	(1)	9/20/21	146,908	(188,476)	(41,568)
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	195,481	(63,649)	131,832
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	320,289	(97,699)	222,590
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	324,048	(105,518)	218,530
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	691,704	(168,973)	522,731
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	309,043	(315,701)	(6,658)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	154,521	(157,837)	(3,316)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	429,226	(440,032)	(10,806)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	291,874	(296,827)	(4,953)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	583,747	(591,476)	(7,729)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	154,521	(157,837)	(3,316)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	3,310	(14,225)	(10,915)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	4,729	(19,052)	(14,323)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	5,674	(34,712)	(29,038)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	8,258	(13,767)	(5,509)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	7,226	(15,530)	(8,304)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	5,161	(15,556)	(10,395)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	8,258	(20,560)	(12,302)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	10,839	(25,382)	(14,543)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	12,903	(38,191)	(25,288)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(3,100)	(123,504)	(126,604)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	10,323	(24,969)	(14,646)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	130,972	(207,724)	(76,752)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	2,364	(10,879)	(8,515)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	3,074	(13,231)	(10,157)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	5,438	(24,932)	(19,494)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	10,323	(25,686)	(15,363)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	2,364	(9,099)	(6,735)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	13,420	(35,279)	(21,859)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	204,793	(116,448)	88,345
South Africa	Bank of America	890	1.00	(1)	12/20/20	57,139	(29,619)	27,520
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	245,891	(134,598)	111,293
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	146,379	(75,597)	70,782
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	296,387	(264,034)	32,353
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	307,189	(177,922)	129,267
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	128,397	(73,509)	54,888
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	57,139	(31,492)	25,647
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	539,317	(318,324)	220,993

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
			Contract				Upfront
		Notional	Annual				Payments	Net Unrealized
		Amount	Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

South Africa	Credit Suisse International	$9,000	1.00	%(1)	3/20/21	$599,241	$(414,547)	$184,694
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,472,847	(1,800,061)	(327,214)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	509,715	(224,262)	285,453
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	514,175	(198,199)	315,976
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	840,962	(349,412)	491,550
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	690,091	(411,196)	278,895
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	237,196	(96,732)	140,464
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	1,109,821	(451,486)	658,335
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	1,109,682	(508,561)	601,121
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	1,154,207	(982,337)	171,870
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	481,334	(303,411)	177,923
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	1,109,821	(492,958)	616,863
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	754,787	(359,625)	395,162
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	1,365	(3,609)	(2,244)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	4,096	(2,170)	1,926
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	1,911	(7,508)	(5,597)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	73,986	(290,176)	(216,190)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	5,598	(26,572)	(20,974)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(8,741)	(29,199)	(37,940)
Venezuela	Barclays Bank PLC	824	5.00	(1)	12/20/21	114,433	(189,574)	(75,141)
Venezuela	Barclays Bank PLC	688	5.00	(1)	12/20/21	95,542	(170,824)	(75,282)
Venezuela	Barclays Bank PLC	726	5.00	(1)	12/20/21	100,813	(185,509)	(84,696)
Venezuela	Barclays Bank PLC	842	5.00	(1)	12/20/21	116,928	(204,652)	(87,724)
Venezuela	Barclays Bank PLC	872	5.00	(1)	12/20/21	121,094	(216,451)	(95,357)
Venezuela	Barclays Bank PLC	1,512	5.00	(1)	12/20/21	209,979	(379,642)	(169,663)
Venezuela	Barclays Bank PLC	1,624	5.00	(1)	12/20/21	225,510	(411,202)	(185,692)
Venezuela	Barclays Bank PLC	1,657	5.00	(1)	12/20/21	230,107	(419,102)	(188,995)
Venezuela	Barclays Bank PLC	2,336	5.00	(1)	12/20/21	324,411	(545,270)	(220,859)
Venezuela	Barclays Bank PLC	3,192	5.00	(1)	12/20/21	443,272	(768,432)	(325,160)
Venezuela	Credit Suisse International	746	5.00	(1)	12/20/21	103,590	(194,539)	(90,949)
Venezuela	Deutsche Bank	1,424	5.00	(1)	12/20/21	197,750	(361,725)	(163,975)
Venezuela	Deutsche Bank	1,520	5.00	(1)	12/20/21	211,090	(385,917)	(174,827)
Venezuela	Deutsche Bank	3,730	5.00	(1)	12/20/21	517,984	(892,372)	(374,388)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 15,050	1.00	(1)	6/20/17	1,260,187	(773,412)	486,775
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 8,166	5.00	(1)	6/20/17	(542,642)	888,545	345,903

						$23,383,809	$(20,279,990)	$3,103,819

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $111,335,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Bank of America	TRY 700	$394	3 Month USD-LIBOR-BBA	6.97	8/18/21	$(27,114)
Barclays Bank PLC	TRY 19,188	10,316	3 Month USD-LIBOR-BBA	5.80	10/9/13	(638,606)
Citibank NA	TRY 10,951	7,200	3-Month USD-LIBOR-BBA	8.23	9/3/20	114,914
Citibank NA	TRY 5,133	3,216	3 Month USD-LIBOR-BBA	8.23	2/25/21	12,910
Credit Suisse International	TRY 10,104	5,676	3 Month USD-LIBOR-BBA	6.90	8/18/21	(366,252)
Deutsche Bank	TRY 18,837	11,832	3 Month USD-LIBOR-BBA	8.20	2/24/21	23,975
Deutsche Bank	TRY 13,388	7,517	3 Month USD-LIBOR-BBA	7.00	8/18/21	(546,125)

						$(1,426,298)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $18,187,498. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,564,733 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $14,401,507 with the highest amount from any one counterparty being $4,589,872. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $12,914,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Equity	Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Price	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$139,483	$674,311	$620,424	$—
Receivable for open forward commodity contracts	—	—	—	—	355,956
Receivable for open forward foreign currency exchange contracts	—	—	4,139,998	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	24,391,063	—	—	296,752	—

Total Asset Derivatives	$24,391,063	$139,483	$4,814,309	$917,176	$355,956

Net unrealized depreciation*	$—	$—	$—	$(673,048)	$(2,515,852)
Payable for open forward commodity contracts	—	—	—	—	(177,801)
Payable for open forward foreign currency exchange contracts	—	—	(9,741,610)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(891,562)	—	—	(2,983,345)	—

Total Liability Derivatives	$(891,562)	$—	$(9,741,610)	$(3,656,393)	$(2,693,653)

*  Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Equity	Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Price	Exchange	Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(620,817)	$—	$—	$—
Futures contracts	—	—	—	3,246,924	2,646,321
Swap contracts	(2,729,922)	—	—	(1,370,774)	—
Forward commodity contracts	—	—	—	—	(592,100)
Foreign currency and forward foreign currency exchange contract transactions	—	—	24,568,766	—	—

Total	$(2,729,922)	$(620,817)	$24,568,766	$1,876,150	$2,054,221

Change in unrealized appreciation (depreciation) — Investments	$—	$(605,862)	$(645,091)	$(486,456)	$40,020
Futures contracts	—	—	—	(1,291,921)	(3,930,597)
Swap contracts	3,231,175	—	—	(3,141,820)	—
Forward commodity contracts	—	—	—	—	1,216,280
Foreign currency and forward foreign currency exchange contracts	—	—	(16,443,639)	—	—

Total	$3,231,175	$(605,862)	$(17,088,730)	$(4,920,197)	$(2,674,297)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $164,258,000, $18,487,000, $1,355,601,000 and $900,633,000, respectively.

The average principal amount of purchased currency options contracts, average notional amount of interest rate swaption contracts, and average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $25,877,000, $24,000,000, 139,582,000 contracts and 1 contract, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Risks Associated with Foreign Investments and Currencies

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities and currencies also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$464,404,564	$—	$464,404,564
Collateralized Mortgage Obligations	—	31,149,095	—	31,149,095
Precious Metals	35,726,473	—	—	35,726,473
Currency Options Purchased	—	674,311	—	674,311
Interest Rate Swaptions	—	620,424	—	620,424
Put Options Purchased	—	139,483	—	139,483
Short-Term Investments —
Foreign Government Securities	—	374,559,019	—	374,559,019
U.S. Treasury Obligations	—	17,999,105	—	17,999,105
Repurchase Agreements	—	107,882,137	—	107,882,137
Other	—	112,979,101	—	112,979,101

Total Investments	$35,726,473	$1,110,407,239	$—	$1,146,133,712

Forward Commodity Contracts	$—	$355,956	$—	$355,956
Forward Foreign Currency Exchange Contracts	—	4,139,998	—	4,139,998
Swap Contracts	—	24,687,815	—	24,687,815

Total	$35,726,473	$1,139,591,008	$—	$1,175,317,481

Liability Description

Securities Sold Short	$—	$(106,308,851)	$—	$(106,308,851)
Forward Commodity Contracts	—	(177,801)	—	(177,801)
Forward Foreign Currency Exchange Contracts	—	(9,741,610)	—	(9,741,610)
Swap Contracts	—	(3,874,907)	—	(3,874,907)
Futures Contracts	(3,188,900)	—	—	(3,188,900)

Total	$(3,188,900)	$(120,103,169)	$—	$(123,292,069)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (the “advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others.

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2011 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted that the Portfolio has established a wholly-owned subsidiary for the purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate advisory contract that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-6/12	GMARADVSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Absolute Return Advantage Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: June 18, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 18, 2012

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: June 18, 2012